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                             DECHERT PRICE & RHOADS
                             1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300


                                 August 6, 1999


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  The Coventry Group
          File Nos. 33-44964 and 811-06526

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust"), in connection with three of the Trust's series: (1) Brenton U.S. Government Money Market Fund; (2) Brenton Intermediate U.S. Government Securities Fund and (3) Brenton Value Equity Fund (the "Funds"), that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 57 which was filed on July 30, 1999. The text of Post-Effective Amendment No. 57 was filed electronically.

     Please do not hesitate to contact the undersigned at (202) 261-3364 or Jeffrey L. Steele at (202) 261-3314 if you have any questions regarding this filing.

                              Very truly yours,

                              Patrick W.D. Turley